Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Sep. 14, 2015
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust II
CIK	dei_EntityCentralIndexKey	0001587982
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Dec. 31, 2015
Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2015
Prospectus Date	rr_ProspectusDate	Sep. 15, 2015
Vivaldi Merger Arbitrage Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION
Investment objective:	rr_ObjectiveHeading	Investment Objectives
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objectives of the Vivaldi Merger Arbitrage Fund (the “Fund”) are to seek returns that are largely uncorrelated with the returns of the general stock market, and capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Sales Charge Schedule" on page 20 of this Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 01, 2016
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” and “Dividend and interest expenses on short sales” have been estimated for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund primarily invests in equity securities (publicly-traded common stock and preferred stock) of companies that are involved in a significant corporate event, such as a merger or acquisition. Investments in companies undergoing a merger or acquisition have both risk and return characteristics that are different from the risks of investing in the general stock market. While the risks and returns of traditional stock investing depend on company-specific factors such as profitability and prospects for growth, and on broader economic factors such as interest rates, inflation, global trade and political risks, the Fund’s advisor believes that the risks and returns of merger-arbitrage investing are largely isolated from the daily movements of the stock market, and instead primarily depend on the successful or unsuccessful completion of a merger or acquisition, which creates returns that are largely uncorrelated with the returns of the stock market.

The typical merger-arbitrage strategies employed by the Fund’s advisor seek to generate returns by purchasing the stock of the company being acquired, which is commonly known as the target company (the “target”), while shorting the stock of the company acquiring the target’s stock. The profit which may be realized is the “spread,” or difference in price between (a) the current trading price of the target company following the announcement of the merger, and (b) the contractual price to be paid for the target company in the future when the transaction closes. This spread, or the return that can be earned, may offer a modest nominal total return. However, since a merger transaction generally is completed in three to four months, a modest return may translate into higher annualized returns.

The Fund may invest in equity securities of any market capitalization. The Fund may invest in event-driven transactions as small as $100 million in transaction value, without limitation as to industries and sectors. While the Fund may invest in both U.S. and non-U.S. securities, the Fund invests primarily in equity securities of U.S. and Canadian issuers, which may include American Depository Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. The Fund may also invest directly in other foreign markets. In executing the Fund’s strategy, the advisor generally expects to employ leverage and to utilize a variety of hedging techniques including those involving short sales, options, index futures, forwards, swaps, and other financial instruments. The Fund may also invest in other types of securities such as debt securities, convertible securities and options using merger arbitrage strategies. The debt securities in which the Fund invests may be of any maturity and credit quality including high yield securities, commonly referred to as “junk bonds”, that are rated below investment grade by at least one of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s, a division of McGraw Hill Companies Inc. (“S&P”) or Fitch Ratings Ltd. (“Fitch”) (or if unrated, are determined by the advisor to be of comparable credit quality).

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest more of its assets in fewer issuers than a “diversified” mutual fund.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

Merger and Other Arbitrage Transactions Risk. The Fund may invest or take short positions in securities of companies that are the subject of an acquisition. When the Fund’s advisor determines that it is probable that an acquisition will be consummated, the Fund may seek to purchase securities at prices only slightly below the anticipated value to be paid or exchanged for such securities in the merger, exchange offer or cash tender offer (and substantially above the price at which such securities traded immediately prior to the announcement of the merger, exchange offer or cash tender offer). Likewise, when the advisor believes it is likely that a transaction will not be consummated, the Fund may take short positions in such securities in order to seek to capture the difference attributable to the perceived market overvaluation of the acquisition target. In the case of an investment in a potential acquisition target, if the proposed merger, exchange offer or cash tender offer appears likely not to be consummated, in fact is not consummated, or is delayed, the market price of the security to be tendered or exchanged will usually decline sharply, resulting in a loss to the Fund.

Every merger transaction is subject to unique risks. The risks of investing in securities related to a merger or acquisition transaction include the risk that the transaction is renegotiated, the risk that the transaction takes longer to complete than originally planned, and the risk that the transaction is never completed. These risks may occur for a variety of reasons, such as the inability to finance the transaction, lack of regulatory approval from the applicable state, federal or international regulatory agencies or the failure of shareholders of the party companies to approve the transaction. These risks could cause the Fund to incur a loss.

Market risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Micro-cap, small-cap and mid-cap company risk. The securities of micro-capitalization, small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Large-cap company risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Preferred stock risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Liquidity risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Foreign investment risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

Currency risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Short sales risk. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase. Shorting options or futures may have an imperfect correlation to the assets held by the Fund and may not adequately protect against losses in or may result in greater losses for the Fund’s portfolio.

Fixed income securities risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

High yield (“junk”) bond risk. High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Derivatives risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Depending on how the Fund uses derivatives and the relationship between the market value of the derivative and the underlying instrument, the use of derivatives could increase or decrease the Fund’s exposure to the risks of the underlying instrument. Using derivatives can have a leveraging effect and increase fund volatility. A small investment in derivatives could have a potentially large impact on the Fund’s performance. Derivatives transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to, illiquidity risk and counterparty credit risk. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it would submit derivatives trades for clearing, including in some cases from fellow clearing customers of the brokerage firm. The Fund would also be exposed to counterparty risk with respect to the clearinghouse. Financial reform laws have changed many aspects of financial regulation applicable to derivatives. Once implemented, new regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments. The extent and impact of these regulations are not yet fully known and may not be known for some time.

Options risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Leveraging risk. Certain Fund transactions, including entering into futures contracts and taking short positions in financial instruments, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Asset segregation risk. As a series of an investment company registered with the SEC, the Fund must segregate liquid assets, or engage in other measures to “cover” open positions with respect to certain kinds of derivatives and short sales. The Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Fund’s investment in such investments) even if they are covered.

Lack of correlation risk; hedging risk. There can be no assurance that the Fund’s hedges will be effective. Any decrease in negative correlation or increase in positive correlation between the positions the Advisor anticipated would be offsetting (such as short and long positions in securities or currencies held by the Fund) and could result in significant losses for the Fund.

Management and strategy risk. The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Non-diversification risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

No operating history. The Fund is newly organized and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund intends to commence operations and offer shares of the Fund for public sale as of the date of this Prospectus, after the reorganization of Highland Capital Management Institutional Fund, LLC, a Delaware limited liability company which commenced operations on April 1, 2000 (the "Predecessor Fund"), into the Fund, pursuant to which the Predecessor Fund transferred substantially all of its assets into the Fund. The Fund’s objectives, policies, guidelines and restrictions are, in all material respects, substantially the same as those of the Predecessor Fund. The Predecessor Fund was not registered under the 1940 Act and, therefore, was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986, as amended, on regulated investment companies, such as the Fund. For the relevant periods, the bar chart and the performance table below reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

Bar Chart, Heading	rr_BarChartHeading	Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV
Bar Chart, Closing	rr_BarChartClosingTextBlock

The year-to-date return as of July 31, 2015 was 2.74%

Class I Shares

Highest Calendar Quarter Return at NAV	18.34%	Quarter Ended 9/30/2000
Lowest Calendar Quarter Return at NAV	(4.87) %	Quarter Ended 9/30/2004

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jul. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	2.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2000
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.87%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Period Ended December 31, 2014
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Vivaldi Merger Arbitrage Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VARAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee	imst2vivaldi_WireFee	$ 20.00
Overnight check delivery fee	imst2vivaldi_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.15%
Dividend and interest expenses on short sales	rr_Component2OtherExpensesOverAssets	0.57%	[1]
All other expenses	rr_Component3OtherExpensesOverAssets	0.51%
Other expenses	rr_OtherExpensesOverAssets	1.23%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.73%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.42%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 806
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 1,346
1 Year	rr_AverageAnnualReturnYear01	(1.47%)
5 Years	rr_AverageAnnualReturnYear05	3.11%
10 Years	rr_AverageAnnualReturnYear10	8.91%
Vivaldi Merger Arbitrage Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VARBX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee	imst2vivaldi_WireFee	$ 20.00
Overnight check delivery fee	imst2vivaldi_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.10%
Dividend and interest expenses on short sales	rr_Component2OtherExpensesOverAssets	0.57%	[1]
All other expenses	rr_Component3OtherExpensesOverAssets	0.51%
Other expenses	rr_OtherExpensesOverAssets	1.18%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.43%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.12%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 215
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 728
2005	rr_AnnualReturn2005	13.99%
2006	rr_AnnualReturn2006	18.58%
2007	rr_AnnualReturn2007	20.46%
2008	rr_AnnualReturn2008	13.88%
2009	rr_AnnualReturn2009	10.02%
2010	rr_AnnualReturn2010	7.33%
2011	rr_AnnualReturn2011	3.03%
2012	rr_AnnualReturn2012	2.36%
2013	rr_AnnualReturn2013	5.55%
2014	rr_AnnualReturn2014	4.81%
1 Year	rr_AverageAnnualReturnYear01	4.81%
5 Years	rr_AverageAnnualReturnYear05	4.60%
10 Years	rr_AverageAnnualReturnYear10	9.83%
Vivaldi Merger Arbitrage Fund | - Return After Taxes on Distributions | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.81%	[3]
5 Years	rr_AverageAnnualReturnYear05	4.60%	[3]
10 Years	rr_AverageAnnualReturnYear10	9.83%	[3]
Vivaldi Merger Arbitrage Fund | - Return After Taxes on Distributions and Sale of Fund Shares | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.72%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.58%	[3]
10 Years	rr_AverageAnnualReturnYear10	8.13%	[3]
Vivaldi Merger Arbitrage Fund | Barclays Capital US Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.97%
5 Years	rr_AverageAnnualReturnYear05	4.45%
10 Years	rr_AverageAnnualReturnYear10	4.71%

[1]	"Other expenses" and "Dividend and interest expenses on short sales" have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.85% and 1.55% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect until October 1, 2016, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.